UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21894

Exact Name of Registrant
(as specified in charter):	Cohen & Steers Asia Pacific Realty Shares, Inc.

Address of Principal Executive Office:	280 Park Avenue
New York, NY 10017

Name and address of agent for service:	John E. McLean
280 Park Avenue
New York, NY 10017

Registrant telephone number, including area code:	(212) 832-3232

Date of fiscal year end:	October 31, 2007

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2007 (Unaudited)

		Number
		of Shares	Value
COMMON STOCK	95.3%
AUSTRALIA	24.3%
DIVERSIFIED	4.9%
GPT Group		1,283,999	$5,454,079
Stockland		452,308	2,982,026
			8,436,105

INDUSTRIAL	3.5%
ING Industrial Fund		1,833,562	3,502,678
Macquarie Goodman Group		465,317	2,655,863
			6,158,541

OFFICE	4.7%
ING Office Fund		3,300,669	4,075,384
Investa Property Group		875,000	1,678,319
Tishman Speyer Office Fund		1,079,000	2,446,661
			8,200,364
SHOPPING CENTER	11.2%
CFS Gandel Retail Trust		1,350,000	2,442,638
Macquarie DDR Trust		1,632,641	1,724,246
Westfield Group		878,428	15,218,617
			19,385,501
TOTAL AUSTRALIA			42,180,511
HONG KONG	36.9%
DIVERSIFIED	27.4%
Cheung Kong Holdings Ltd.		66,000	870,696
Chinese Estates Holdings Ltd.		2,124,000	2,829,261
Great Eagle Holdings Ltd.		1,054,000	3,428,937
Hang Lung Properties Ltd.		1,312,000	3,587,707
Henderson Land Development Company Ltd.		1,684,128	9,749,868
Hysan Development Company Ltd.		2,402,481	6,538,891
Kerry Properties Ltd.		1,164,673	5,422,426
Shanghai Real Estates Ltd.		7,405,000	1,915,851
Sun Hung Kai Properties Ltd.		776,000	9,397,417
Tai Cheung Holdings Ltd.		2,763,000	1,755,286
Wharf Holdings Ltd.		583,000	2,150,534
			47,646,874

		Number of Shares	Value
HOTEL	1.0%
Shangri-La Asia Ltd.		650,000	$1,744,145
OFFICE	6.9%
Champion REIT		1,968,759	1,089,335
Hongkong Land Holdings Ltd. (USD)		2,462,000	10,931,280
			12,020,615
SHOPPING CENTER	1.6%
Fortune REIT		780,000	589,430
Link REIT		908,963	2,137,490
			2,726,920
TOTAL HONG KONG			64,138,554

JAPAN	29.1%
DIVERSIFIED	25.0%
Kenedix Realty Investment Corp.		108	718,628
Mitsubishi Estate Co., Ltd.		609,000	17,410,093
Mitsui Fudosan Co., Ltd.		619,000	16,054,607
NTT Urban Development Corp.		1,097	2,199,818
Sumitomo Realty & Development Co., Ltd.		95,000	3,298,392
TOC Co., Ltd.		344,000	1,855,684
United Urban Investment Corp.		278	1,909,695
			43,446,917
OFFICE	0.7%
Creed Office Investment Corp.		89	436,593
Premier Investment Co.		127	850,315
			1,286,908
RESIDENTIAL - APARTMENT	0.4%
New City Residence Investment Corp.		122	598,475
SHOPPING CENTER	3.0%
AEON Mall Co., Ltd		92,500	5,204,466
TOTAL JAPAN			50,536,766

		Number of Shares	Value

SINGAPORE	5.0%
DIVERSIFIED	2.8%
CapitaLand Ltd.		675,000	$2,944,911
Singapore Land Ltd.		360,000	1,992,577
			4,937,488
OFFICE	2.2%
CapitaCommercial Trust		958,000	1,678,075
K-REIT Asia		1,200,000	2,141,043
			3,819,118
TOTAL SINGAPORE			8,756,606
TOTAL COMMON STOCK (Identified cost—$147,118,372)			165,612,437

		Principal Amount

COMMERCIAL PAPER	5.0%
San Paolo U.S. Finance Co., 4.15%, due 2/1/07 (Identified cost—$8,666,000)		$8,666,000	8,666,000

TOTAL INVESTMENTS (Identified cost—$155,784,372)	100.3%		174,278,437

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)%		(567,644)

NET ASSETS	100.0%		$173,710,793

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: March 30, 2007